CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Total	Share Capital [Member]	Additional Paid in capital [Member]	Appropriated Reserves [Member]	Translation adjustment [Member]	Investments At fair value Through OCI [Member]	Cash flow Hedge Reserve [Member]	Associates [Member]	Empolyee Benefits [Member]	Retained earnings [Member]	Attributable To owners Of Parent Company [Member]	Non-Controlling interest [Member]
Balance at Dec. 31, 2014		$ 17,366,480	$ 480,914	$ 4,857,454	$ 5,130,861	$ 745,381	$ (29,311)	$ 5,734	$ 34,021	$ (20,184)	$ 5,667,037	$ 16,871,907	$ 494,573
Dividend payment		(798,316)	0	0	0	0	0	0	0	0	(798,316)	(798,316)	0
Legal reserve movements		0	0	0	308,442	0	0	0	0	0	(308,442)	0	0
Release of reserves by law		0	0	0	(288,386)	0	0	0	0	0	288,386	0	0
Increase of reserves by law		0	0	0	377,470	0	0	0	0	0	(377,470)	0	0
Non-controlling interest	[1]	543,889	0	0		0	0	0	0	0		0	543,889
Other movements	[2]		0	0	348,992	0	0	0	0	0	(348,992)	0
Recognition of GAH's gross put obligation	[3]	(368,776)	0	0	0	0	0	0	0	0	(368,776)	(368,776)	0
Net income		2,608,898	0	0	0	0	0	0	0	0	2,097,161	2,097,161	90,008
Other comprehensive income		1,477,473	0	0	0	1,407,675	137,323	6,378	(23,781)	(50,122)	0	1,477,473	0
Balance at Dec. 31, 2015		20,407,919	480,914	4,857,454	5,877,379	2,153,056	108,012	12,112	10,240	(70,306)	5,850,588	19,279,449	1,128,470
Dividend payment		(796,517)	0	0	0	0	0	0	0	0	(796,517)	(796,517)	0
Legal reserve movements		0	0	0	1,554,425	0	0	0	0	0	(1,554,425)	0	0
Release of reserves by law		0	0	0	(377,471)	0	0	0	0	0	377,471	0	0
Increase of reserves by law		0	0	0	421,730	0	0	0	0	0	(421,730)	0	0
Sale of financial instruments		0	0	0	0	0	(42,414)	0	0	0	42,414	0	0
Non-controlling interest		(8,692)	0	0	0	0	0	0	0	0	0	0	(8,692)
Other reserves	[4]	0	0	0	(3,654)	0	0	0	0	0	3,654	0	0
Net income		2,954,947	0	0	0	0	0	0	0	0	2,865,328	2,865,328	89,619
Other comprehensive income		(136,965)	0	0	0	(345,412)	275,031	(12,112)	(1,718)	(10,340)	13,874	(80,677)	0
Balance at Dec. 31, 2016		22,476,980	480,914	4,857,454	7,472,409	1,807,644	340,629	$ 0	8,522	(80,646)	6,380,657	21,267,583	1,209,397
Dividend payment		(856,419)	0	0	0	0	0		0	0	(856,419)	(856,419)	0
Legal reserve movements		0	0	0	1,914,464	0	0		0	0	(1,914,464)	0	0
Release of reserves by law		(421,730)	0	0	(421,730)	0	0		0	0	0	(421,730)	0
Increase of reserves by law		0	0	0	77,398	0	0		0	0	(77,398)	0	0
Sale of financial instruments		0	0	0	0	0	(38,420)		0	0	38,420	0	0
Non-controlling interest		(31,984)	0	0	0	0	0		0	0	0	0	(31,984)
Other reserves	[4]	0	0	0	2,614	0	0		0	0	(2,614)	0	0
Net income		2,754,173	0	0	0	0	0		0	0	2,615,000	2,615,000	139,173
Other comprehensive income		470,110	0	0	0	442,745	77,304		(11,547)	28	0	508,530	0
Balance at Dec. 31, 2017		$ 24,429,550	$ 480,914	$ 4,857,454	$ 9,045,155	$ 2,250,389	$ 379,513		$ (3,025)	$ (80,618)	$ 6,183,182	$ 23,112,964	$ 1,316,586

[1]	The increase in the category of non-controlling interest is due to the inclusion of GAH in the consolidated financial statements, see Note 8. Goodwill and Intangible Assets, net.
[2]	This item includes appropriation of profits at the end of the first semester of the Bank’s subsidiaries that have prepared semi-annual financial statements.
[3]	Due to contractual terms, the non-controlling interest of GAH is entitled to sell its interest to the Bank. See Note 8. Goodwill and Intagible Assets, net.
[4]	This item corresponds to the dynamic reserves of Banistmo S.A.